Stock Option Plans (Nonvested Options) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Nonvested options, Number of Shares, beginning balance	423,327
Nonvested options, Granted	116,990	126,571	241,575
Nonvested options, Vested	(178,135)
Nonvested options, Forfeited	(26,378)
Nonvested options, Number of Shares, ending balance	335,804
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Nonvested options, Weighted Average Grant Date Fair Value, beginning balance		$ 6.59
Nonvested options, Granted, Weighted Average Grant Date Fair Value	$ 7.72
Nonvested options, Vested, Weighted Average Grant Date Fair Value	$ 6.60
Nonvested options, Forfeited, Weighted Average Grant Date Fair Value	$ 6.56
Nonvested options, Weighted Average Grant Date Fair Value, ending balance	$ 6.98